Note 27 - Financial Instruments and Risks - Fair Value Hierarchy (Details) - BRL (R$) R$ in Millions		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Financial asset at fair value through other comprehensive income		R$ 3,778.4	R$ 3,081.8
Financial asset at fair value through profit or loss		13.4	11.9
Derivatives assets at fair value through profit or loss		34.1	100.1
Derivatives - operational hedge		220.8	285.1
Total		4,046.7	3,478.9
Financial liabilities at fair value through profit and loss (i)	[1]	2,669.5	5,764.1
Derivatives liabilities at fair value through profit or loss		243.4	16.1
Derivatives liabilities - operational hedge		438.4	201.4
Total		3,351.3	5,981.6
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through other comprehensive income		3,778.4	3,081.8
Financial asset at fair value through profit or loss		13.4	11.9
Derivatives assets at fair value through profit or loss		0.1	0.1
Derivatives - operational hedge		1.6	4.8
Total		3,793.5	3,098.6
Financial liabilities at fair value through profit and loss (i)	[1]
Derivatives liabilities at fair value through profit or loss		0.5	1.7
Derivatives liabilities - operational hedge		36.6	58.4
Total		37.1	60.1
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through profit or loss
Derivatives assets at fair value through profit or loss		34.0	100.0
Derivatives - operational hedge		219.2	280.3
Total		253.2	380.3
Financial liabilities at fair value through profit and loss (i)	[1]
Derivatives liabilities at fair value through profit or loss		242.9	14.4
Derivatives liabilities - operational hedge		401.8	143.0
Total		644.7	157.4
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial asset at fair value through other comprehensive income
Financial asset at fair value through profit or loss
Derivatives assets at fair value through profit or loss
Derivatives - operational hedge
Total
Financial liabilities at fair value through profit and loss (i)	[1]	2,669.5	5,764.1
Derivatives liabilities at fair value through profit or loss
Derivatives liabilities - operational hedge
Total		R$ 2,669.5	R$ 5,764.1

[1]	Refers to the put option granted on subsidiary as described in Note 21 d(4).